Financial instruments and financial risk management (Details 3) - Commodity price risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Sales revenue from silver
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	$ (62)	$ (27)
Sales revenue from copper
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(325)	(456)
Sales revenue from lead
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(1)	(1)
Sales revenue from gold
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	$ (134)	$ (87)